SEMI-ANNUAL REPORT

                                 MARCH 31, 2002

                             THE ROCKLAND SMALL CAP
                                  GROWTH FUND

                               SEMI-ANNUAL REPORT

                                                                    May 21, 2002
Dear Shareholders,

Most long time shareholders of the Rockland Small Cap Growth Fund understand that it is patience that produces solid returns for our investors. The rule of thumb with small company growth stocks is that historically, 90% of the return is produced in 10% of the time. While it is easy to get discouraged during the down time while a style of investing is temporarily out of favor, a discipline of unwavering focus should withstand the test of time. Remember that our focus is on finding and investing in the most robust and fastest growing future leaders of our stock market. We want to thank all of our shareholders for the confidence that you have placed in our stock picking ability and our rigorous investment discipline.

/s/Richard H. Gould

Your Fund manager,
Richard H. Gould CFA CMT
Director and Fund Manager

                      GREENVILLE CAPITAL MANAGEMENT, INC.
                                    Presents
                       THE ROCKLAND SMALL CAP GROWTH FUND
                                  a Series of
 The Rockland Funds Trust  o  P. O. Box 701  o  Milwaukee, Wisconsin 53201-0701
                               o  1-800-497-3933

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2002 (UNAUDITED)

ASSETS:
   Investments, at value (cost $58,168,556)                        $65,755,895
   Receivable for investments sold                                   3,558,461
   Receivable for capital shares sold                                2,640,584
   Dividends and interest receivable                                     7,386
   Other assets                                                         24,445
                                                                   -----------
        Total Assets                                                71,986,771
                                                                   -----------
LIABILITIES:
   Payable for investments purchased                                 3,680,489
   Capital shares repurchased                                           76,627
   Payable to Adviser                                                   51,092
   Payable to Custodian (Note 4)                                     2,142,928
   Accrued expenses and other liabilities                               55,836
                                                                   -----------
        Total Liabilities                                            6,006,972
                                                                   -----------
NET ASSETS                                                         $65,979,799
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
   Capital stock                                                   $86,064,579
   Accumulated undistributed net realized
     loss on investments sold                                      (27,672,119)
   Net unrealized appreciation on investments                        7,587,339
                                                                   -----------
        Total Net Assets                                           $65,979,799
                                                                   -----------
                                                                   -----------

   Shares of beneficial interest outstanding
     (unlimited shares of $0.001 par value authorized)               4,253,938
   Net asset value, redemption price and offering price per share  $     15.51
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

INVESTMENT INCOME:
   Dividend income (net of foreign taxes withheld of $594)          $   98,896
   Interest income                                                       5,548
                                                                    ----------
        Total investment income                                        104,444
                                                                    ----------
EXPENSES:
   Investment advisory fee                                             321,378
   Administration fee                                                   22,216
   Shareholder servicing and accounting costs                           38,364
   Custody fees                                                         14,356
   Federal and state registration                                       16,306
   Professional fees                                                    15,380
   Reports to shareholders                                               6,024
   Trustees' fees and expenses                                           2,234
   Amortization of organizational expenses                                 695
   Other                                                                 6,138
                                                                    ----------
        Total operating expenses before interest expense               443,091
                                                                    ----------
   Interest expense                                                     26,174
                                                                    ----------
        Total expenses                                                 469,265
                                                                    ----------
NET INVESTMENT LOSS                                                   (364,821)
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                    102,179
   Net change in unrealized
     appreciation/depreciation on investments                        3,415,731
                                                                    ----------
   Net realized and unrealized gain on investments                   3,517,910
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $3,153,089
                                                                    ----------
                                                                    ----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF CASH FLOWS -- SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

CASH PROVIDED (USED) BY OPERATIONS:
   Purchases of investments                       $(182,703,255)
   Proceeds from sales of investments               185,953,201
                                                  -------------
                                                      3,249,946
                                                  -------------

Net investment income                                  (364,821)
Net change in receivables/payables
  related to operations                                 (18,975)
                                                  -------------
                                                       (383,796)
        Net cash provided by operations                            $ 2,866,150
                                                                   -----------

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
   Sales of capital shares                          108,675,723
   Repurchases of capital shares                   (113,611,263)
   Net change in receivables/payables
     related to capital share transactions              (73,538)
                                                  -------------
   Cash used by capital share transactions           (5,009,078)

   Cash provided by borrowings                        2,142,928
        Net cash used by financing activities                       (2,866,150)
                                                                   -----------

Net increase in cash                                                        --
Cash, beginning of period                                                   --
                                                                   -----------
Cash, end of period                                                $        --
                                                                   -----------
                                                                   -----------

Supplemental Information:
Cash paid for interest                            $       4,923

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED         YEAR ENDED
                                                                              MARCH 31, 2002      SEPTEMBER 30, 2001
                                                                             ----------------     ------------------
                                                                               (UNAUDITED)
OPERATIONS:
   Net investment loss                                                          $  (364,821)         $  (632,567)
   Net realized gain (loss) on investments                                          102,179          (26,527,528)
   Net change in unrealized appreciation/depreciation on investments              3,415,731          (12,785,162)
                                                                                -----------          -----------
   Net increase (decrease) in net assets resulting from operations                3,153,089          (39,945,257)
                                                                                -----------          -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    108,675,723           86,592,903
   Shares issued to holders in reinvestment of dividends                                 --           13,835,241
   Cost of shares redeemed                                                     (113,611,263)         (53,615,195)
                                                                                -----------          -----------
   Net increase (decrease) in net assets resulting
     from capital share transactions                                             (4,935,540)          46,812,949
                                                                                -----------          -----------
DISTRIBUTIONS FROM NET REALIZED GAINS                                                    --          (14,265,590)
                                                                                -----------          -----------
NET DECREASE IN NET ASSETS                                                       (1,782,451)          (7,397,898)

NET ASSETS:
   Beginning of period                                                           67,762,250           75,160,148
                                                                                -----------          -----------
   End of period                                                                $65,979,799          $67,762,250
                                                                                -----------          -----------
                                                                                -----------          -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                             SIX MONTHS                YEARS ENDED SEPTEMBER 30,            DECEMBER 2, 1996(1)<F1>
                                               ENDED           -----------------------------------------            THROUGH
                                           MARCH 31, 2002      2001        2000         1999        1998       SEPTEMBER 30, 1997
                                           --------------      ----        ----         ----        ----       ------------------
                                            (UNAUDITED)
Per Share Data:
Net asset value, beginning of period           $14.72         $32.22      $19.34       $11.21      $14.43            $10.00
                                               ------         ------      ------       ------      ------            ------
Income from investment operations:
   Net investment loss                          (0.09)(5)      (0.14)(5)   (0.28)(5)    (0.20)(6)   (0.17)(5)         (0.11)(6)
                                                      <F5>           <F5>        <F5>         <F6>        <F5>              <F6>
   Net realized and unrealized gains (losses)
     on investments                              0.88         (11.84)      18.19         8.33       (2.73)             4.56
                                               ------         ------      ------       ------      ------            ------
       Total from investment operations          0.79         (11.98)      17.91         8.13       (2.90)             4.45
                                               ------         ------      ------       ------      ------            ------
Less distributions:
   Dividends in excess of
     net investment income                         --             --          --           --          --             (0.02)
   Distributions from net realized gains           --          (5.52)      (5.03)          --       (0.18)               --
   Return of Capital                               --             --          --           --       (0.14)               --
                                               ------         ------      ------       ------      ------            ------
       Total distributions                         --          (5.52)      (5.03)          --       (0.32)            (0.02)
                                               ------         ------      ------       ------      ------            ------
Net asset value, end of period                 $15.51         $14.72      $32.22       $19.34      $11.21            $14.43
                                               ------         ------      ------       ------      ------            ------
                                               ------         ------      ------       ------      ------            ------
Total return                                    5.37%(2)    (41.89)%     108.14%       72.52%    (20.21)%            44.53%(2)
                                                     <F2>                                                                  <F2>
Supplemental data and ratios:
   Net assets, end of period              $65,979,799    $67,762,250 $69,583,711  $21,561,339 $10,681,337       $10,858,957
   Ratio of operating expenses
     to average net assets(4)<F4>               1.38%(3)(7)    1.41%       1.53%        1.75%       1.75%             1.75%(3)
                                                    <F3><F7>                                                               <F3>
   Ratio of net investment loss
     to average net assets(4)<F4>             (1.14)%(3)     (0.86)%     (1.27)%      (1.34)%     (1.47)%           (1.11)%(3)
                                                     <F3>                                                                  <F3>
   Portfolio turnover rate                    283.92%        513.68%     615.06%      814.67%     353.27%           204.05%

(1)<F1>   Commencement of operations.
(2)<F2>   Not annualized.
(3)<F3>   Annualized.
(4)<F4> Without expense reimbursements of $96,798, $107,092 and $120,419 for the years ended September 30, 1999, 1998 and the period December 2, 1996 through September 30, 1997, respectively, the ratio of operating expenses to average net assets would have been 2.31%, 2.60% and 3.98%, respectively. The ratio of net investment loss to average net assets would have been (1.90)%, (2.32)% and (3.35)%, respectively.
(5)<F5> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(6)<F6> Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period.
(7)<F7> The expense ratio excludes interest expense paid to the custodian on money borrowed to cover shareholder redemptions. The expense ratio including interest expense paid to the custodian for the six months ended March 31, 2002 was 1.46%.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2002 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS -- 97.2%

             BIOTECHNOLOGY -- 1.7%
     35,000  Marteck Biosciences Corporation*<F8>                  $ 1,101,765
                                                                   -----------

             BUSINESS SERVICES -- 6.5%
    120,000  Cross Media Marketing Corporation*<F8>                  1,560,000
     25,000  Global Imaging Systems, Inc.*<F8>                         460,000
     30,000  ICT Group, Inc.*<F8>                                      733,500
     20,000  Precis, Inc.*<F8>                                         233,200
     41,200  URS Corporation*<F8>                                    1,306,040
                                                                   -----------
                                                                     4,292,740
                                                                   -----------

             COMPUTER SERVICES -- 4.0%
    180,000  @Road, Inc.*<F8>                                        1,422,000
     30,000  Dynamics Research Corporation*<F8>                        757,800
     40,000  Merge Technologies Incorporated*<F8>                      284,000
     10,000  Tier Technologies, Inc.-- Class B*<F8>                    176,500
                                                                   -----------
                                                                     2,640,300
                                                                   -----------

             COMPUTERS - HARDWARE -- 3.3%
     46,000  Logitech International  S.A.-- ADR*<F8>                 2,171,200
                                                                   -----------

             CONSUMER PRODUCTS -- 3.0%
     40,000  Action Performance Companies, Inc.*<F8>                 1,970,000
                                                                   -----------

             DISTRIBUTION - 1.0%
      5,000  Daisytek International Corporation*<F8>                    79,550
     10,000  ScanSource, Inc.*<F8>                                     601,145
                                                                   -----------
                                                                       680,695
                                                                   -----------

             EDUCATION -- 3.0%
     40,000  Career Education Corporation*<F8>                       1,584,000
     10,000  University of Phoenix Online*<F8>                         418,400
                                                                   -----------
                                                                     2,002,400
                                                                   -----------

             ENERGY -- 2.6%
      5,000  AstroPower, Inc.*<F8>                                     208,800
     55,000  Huaneng Power International, Inc. -- ADR(1)<F9>         1,477,300
                                                                   -----------
                                                                     1,686,100
                                                                   -----------

             FINANCIAL SERVICES -- 7.7%
     35,000  Coinstar, Inc.*<F8>                                     1,179,150
    166,667  ECapital Financial Corporation*<F8>(2)<F10>                   167
     84,000  Euronet Worldwide, Inc.*<F8>                            1,428,000
     10,000  Global Payments Inc.                                      366,500
     50,000  Net.B@nk, Inc.*<F8>                                       845,000
     10,000  PayPal, Inc.*<F8>                                         190,500
     15,000  Redwood Empire Bancorp                                    423,750
      6,000  The Student Loan Corporation                              549,600
    166,667  U.S. Capital Financial Corp.*<F8>(2)<F10>                  83,333
                                                                   -----------
                                                                     5,066,000
                                                                   -----------

             FURNITURE & FIXTURES -- 0.9%
     35,000  Craftmade International, Inc.                             568,750
                                                                   -----------

             HEALTH CARE SERVICES & SUPPLIES -- 1.1%
     20,000  AMN Healthcare Services, Inc.*<F8>                        538,000
     15,000  VCA Antech, Inc.*<F8>                                     202,500
                                                                   -----------
                                                                       740,500
                                                                   -----------

             INSURANCE -- 0.2%
     10,000  Max Re Capital Ltd.(1)<F9>                                162,000
                                                                   -----------

             LEISURE AND GAMING -- 6.2%
     35,000  Argosy Gaming Company*<F8>                              1,284,150
     50,000  Aztar Corporation*<F8>                                  1,095,000
     45,000  Isle of Capri Casinos, Inc.*<F8>                          830,250
     25,000  Multimedia Games, Inc.*<F8>                               883,750
                                                                   -----------
                                                                     4,093,150
                                                                   -----------

             MEDICAL PRODUCTS -- 3.4%
     20,000  CONMED Corporation*<F8>                                   500,000
     85,000  Given Imaging Ltd.*<F8>(1)<F9>                            929,900
     12,500  ICU Medical, Inc.*<F8>                                    455,000
     10,000  Mentor Corporation                                        360,800
                                                                   -----------
                                                                     2,245,700
                                                                   -----------

             MEDICAL RESEARCH -- 4.7%
     65,000  aaiPharma Inc.*<F8>                                     2,336,100
      5,000  DIANON Systems, Inc.*<F8>                                 324,400
     30,000  Dynacare Inc.*<F8>(1)<F9>                                 471,600
                                                                   -----------
                                                                     3,132,100
                                                                   -----------

             OIL & GAS EXPLORATION & PRODUCTION -- 5.3%
     60,000  Frontier Oil Corporation                                1,288,800
     25,000  Patina Oil & Gas Corporation                              788,000
     70,000  Remington Oil & Gas Corporation*<F8>                    1,411,200
                                                                   -----------
                                                                     3,488,000
                                                                   -----------

             OIL & GAS SERVICES -- 1.1%
     25,000  Oceaneering International, Inc.*<F8>                      725,000
                                                                   -----------

             RETAIL -- 12.6%
     10,000  Circuit City Stores, Inc. -- CarMax Group*<F8>            258,600
     65,000  Direct Focus, Inc.*<F8>                                 2,473,250
     50,000  Fred's, Inc.                                            1,800,000
      5,000  Frisch's Restaurants, Inc.                                 98,650
     20,000  Group 1 Automotive, Inc.*<F8>                             781,000
      5,000  O'Reilly Automotive, Inc.*<F8>                            157,850
     80,000  PETsMART, Inc.*<F8>                                     1,084,800
     25,000  Pier 1 Imports, Inc.                                      514,750
     30,000  Ticketmaster -- Class B*<F8>                              887,400
     28,500  Total Entertainment Restaurant Corp.*<F8>                 229,425
                                                                   -----------
                                                                     8,285,725
                                                                   -----------

             SECURITY PRODUCTS -- 1.5%
      5,000  InVision Technologies, Inc.*<F8>                          201,000
     40,000  Taser International, Inc.*<F8>                            768,000
                                                                   -----------
                                                                       969,000
                                                                   -----------

             SEMICONDUCTORS -- 9.5%
     15,000  Cymer, Inc*<F8>                                           744,900
     45,000  Entegris Inc.*<F8>                                        726,750
     10,000  LTX Corporation*<F8>                                      271,900
     30,000  Marvell Technology Group Ltd.*<F8>(1)<F9>               1,314,000
      5,000  MKS Instruments, Inc.*<F8>                                171,200
      5,000  Mykrolis Corporation*<F8>                                  76,450
     75,000  Verisity Ltd.*<F8>(1)<F9>                               1,682,250
     30,000  Zoran Corporation*<F8>                                  1,310,400
                                                                   -----------
                                                                     6,297,850
                                                                   -----------

             SOFTWARE -- 11.6%
     45,000  Activision, Inc.*<F8>                                   1,342,350
     25,000  BARRA, Inc.*<F8>                                        1,514,250
     40,000  PracticeWorks, Inc.*<F8>                                  524,000
     35,000  Precise Software Solutions Ltd.*<F8>(1)<F9>               815,150
     30,000  Roxio, Inc.*<F8>                                          680,700
     10,000  Tripos, Inc.*<F8>                                         261,800
     50,000  Vastera, Inc.*<F8>                                        741,500
     70,000  Websense, Inc.*<F8>                                     1,761,200
                                                                   -----------
                                                                     7,640,950
                                                                   -----------

             TELECOMMUNICATIONS -- 0.4%
      5,750  Nanovation Technologies, Inc.*<F8>(2)<F10>                      0
     10,000  UTStarcom, Inc.*<F8>                                      262,300
                                                                   -----------
                                                                       262,300
                                                                   -----------

             TRAVEL SERVICES -- 5.9%
     35,000  Expedia, Inc. -- Class A*<F8>                           2,444,400
     25,000  Hotel Reservations Network, Inc.*<F8>                   1,473,250
                                                                   -----------
                                                                     3,917,650
                                                                   -----------
             TOTAL COMMON STOCKS (Cost $56,702,516)                 64,139,875
                                                                   -----------

             WARRANTS -- 0.6%
             TRAVEL SERVICES -- 0.6%
     10,000  Expedia, Inc. -- Class A *<F8>                            356,200
                                                                   -----------

             FINANCIAL SERVICES -- 0.0%
     20,833  RateXchange Corporation*<F8>                                    0
                                                                   -----------
             TOTAL WARRANTS (Cost $206,220)                            356,200
                                                                   -----------

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                            -----
             SHORT-TERM INVESTMENTS -- 1.9%
             VARIABLE RATE DEMAND NOTES#<F11> -- 1.9%
 $1,259,820  U.S. Bank, N.A., 1.6588%                                1,259,820
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS (Cost $1,259,820)          1,259,820
                                                                   -----------
             TOTAL INVESTMENTS -- (COST $58,168,556) -- 99.7%       65,755,895
             Other Assets, Less Liabilities -- 0.3%                    223,904
                                                                   -----------
             TOTAL NET ASSETS -- 100.0%                            $65,979,799
                                                                   -----------
                                                                   -----------

   *<F8>   Non-income producing security.
 (1)<F9>   Foreign Security.
(2)<F10>   Illiquid Security - acquired through private placement.
  #<F11> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2002.
     ADR - American Depository Receipts.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- MARCH 31, 2002 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GREENVILLE CAPITAL MANAGEMENT, INC., has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital stock at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

     The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $34,078, have been paid by the Adviser. The Fund has reimbursed the Adviser. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a security exchange or quoted on NASDAQ are valued at the last quoted sales price on which such securities are primarily traded. Common stocks, other equity-type securities, and securities sold short which are listed on an exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

          Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are accreted for tax and financial reporting.

2.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest for the fiscal six months ended March 31, 2002 and the fiscal year ended September 30, 2001, respectively, were as follows:

     SIX MONTHS ENDED MARCH 31, 2002                     $             SHARES
     -------------------------------                     -             ------
     Shares sold                                   $108,675,723      7,105,762
     Shares redeemed                               (113,611,263)    (7,455,724)
                                                   ------------      ---------
     Net decrease                                  $ (4,935,540)      (349,962)
                                                   ------------
                                                   ------------
     SHARES OUTSTANDING:
     Beginning of year                                               4,603,900
                                                                     ---------
     End of year                                                     4,253,938
                                                                     ---------
                                                                     ---------

     YEAR ENDED SEPTEMBER 30, 2001                       $             SHARES
     -------------------------------                     -             ------
     Shares sold                                    $86,592,903      4,466,033
     Shares issued to holders in
       reinvestment of dividends                     13,835,241        681,875
     Shares redeemed                                (53,615,195)    (2,877,782)
                                                    -----------      ---------
     Net increase                                   $46,812,949      2,270,126
                                                    -----------
                                                    -----------
     SHARES OUTSTANDING:
     Beginning of year*<F12>                                         2,333,774
                                                                     ---------
     End of year                                                     4,603,900
                                                                     ---------
                                                                     ---------

*<F12> On October 1, 2000, the Fund combined its Institutional and Retail classes into a single class. Beginning of year shares reflects the combination of classes.

3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments and short positions, by the Fund for the six months ended March 31, 2002, were $181,064,611 and $185,769,420, respectively.

     At March 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                                                $8,738,674
     (Depreciation)                                              (2,262,742)
                                                                 ----------
          Net appreciation on investments                        $6,475,932
                                                                 ----------
                                                                 ----------

     At March 31, 2002, the cost of investments for federal income tax purposes was $59,279,963. At September 30, 2001, the Fund had accumulated net realized capital loss carryover of $380,272 expiring in 2009. To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund. In addition, the Fund realized on a tax basis, post October losses through September 30, 2001 of $25,569,263, which are not recognized for tax purposes until the first day of the following fiscal year.

4.   SHORT-TERM BORROWING

     During the course of operations, the Fund engaged in short-term borrowing from the custodian, U.S. Bank, N.A. (the "Bank") for the purpose of covering shareholder redemptions from the Fund. The interest rate charged is the Bank's Prime Rate (weighted average rate of 4.81% for the six months ended March 31, 2002). During the six months ended March 31, 2002, the Fund had an average daily balance of $1,076,999 payable to the custodian. The maximum outstanding amount during the six months ended March 31, 2002 was $6,432,615. Interest expense amounted to $26,174 for the six months ended March 31, 2002. At March 31, 2002 the Fund had a payable to the custodian of $2,142,928.

5.   INVESTMENT ADVISORY AND OTHER
     AGREEMENTS

     The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Greenville Capital Management, Inc. Pursuant to its advisory agreement with the Trust, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     U.S. Bancorp Fund Services, LLC (formerly Firstar Mutual Fund Services,
     LLC) serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. (formerly Firstar Bank, N.A.) serves as custodian for the Fund.

                                    TRUSTEES

                               Mr. Charles Cruice
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger

                                    OFFICERS

                         Mr. Charles Cruice, President
                          Mr. Richard Gould, Treasurer
                          Mr. Jeffrey Rugen, Secretary

                               INVESTMENT ADVISOR

                      Greenville Capital Management, Inc.
                         100 South Rockland Falls Road
                              Rockland, DE  19732

                                  DISTRIBUTOR

                       Unified Financial Securities, Inc.
                                 P.O. Box 6110
                            Indianapolis, IN  46206

                                   CUSTODIAN

                                U.S. Bank, N.A.
                                  P.O. Box 701
                               425 Walnut Street
                             Cincinnati, OH  45202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT

                        U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                            INDEPENDENT ACCOUNTANTS

                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL

                    Stradley, Ronon, Stevens and Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA  19103